Segment reporting - Narrative (Details) $ in Thousands			12 Months Ended
	Jun. 07, 2022 USD ($)	Mar. 24, 2022 USD ($)	Dec. 31, 2023 USD ($) segment clients	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 21, 2022
Disclosure of operating segments [line items]
Number of operating segments | segment			2
Acquisitions			$ 370,155	$ 628,320	$ 436,680
Consideration paid (received)		$ (21,500)
Intangible assets (Note 9)			$ 14,194	15,746	186
TI Asia Ltd and TI Africa Ltd
Disclosure of operating segments [line items]
Proportion of ownership interest in joint venture	50.00%
TI Asia Ltd and TI Africa Ltd
Disclosure of operating segments [line items]
Percentage of voting equity interests acquired	50.00%		50.00%			50.00%
Consideration paid (received)	$ 129,900
TI Africa Ltd
Disclosure of operating segments [line items]
Percentage of voting equity interests acquired	50.00%
TI Asia Ltd
Disclosure of operating segments [line items]
Percentage of voting equity interests acquired	50.00%
Vessels
Disclosure of operating segments [line items]
Acquisitions			$ 295,568	$ 448,850	$ 56,111
Vessels | FSO Asia and Africa
Disclosure of operating segments [line items]
Acquisitions	$ 223,100
Intangible assets (Note 9)	$ 16,600
Tankers
Disclosure of operating segments [line items]
Contract duration of project (less than)			2 years
FSO
Disclosure of operating segments [line items]
Number of clients | clients			1
Customer one | Tankers
Disclosure of operating segments [line items]
Percentage of entity's revenue			6.00%	8.00%	11.00%
Customer two | Tankers
Disclosure of operating segments [line items]
Percentage of entity's revenue					10.00%